Information about Impaired Loans (Parenthetical) (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2011		Dec. 31, 2010		Dec. 31, 2009
Financing Receivable, Impaired [Line Items]
Recorded Investment	$ 128	[1]	$ 140	[1]	$ 345
Related allowance	32	[1],[2]	26	[1]	51	[2]
Impaired Financing Receivables with Related Allowance
Financing Receivable, Impaired [Line Items]
Recorded Investment	119		118		303
Related allowance	32	[2]	26
Loans Individually Less than 1 Million | Impaired Financing Receivables with Related Allowance
Financing Receivable, Impaired [Line Items]
Recorded Investment	2		3
Maximum | Loans Individually Less than 1 Million | Impaired Financing Receivables with Related Allowance
Financing Receivable, Impaired [Line Items]
Recorded Investment	1		1
Related allowance	$ 1		$ 1

[1]	Excludes an aggregate of $2 million of impaired loans in amounts individually less than $1 million at Dec. 31, 2011 and $3 million at Dec. 31, 2010. The allowance for loan loss associated with these loans totaled less than $1 million at both Dec. 31, 2011 and Dec. 31, 2010.
[2]	The allowance for impaired loans is included in the allowance for loan losses.